INVENTORIES, NET	6 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Raw materials	$110,463	$218,090
Work in process	827,251	1,082,350
Finished goods	3,090,023	3,054,909
	4,027,737	4,355,349
Less: inventory allowance	(154,151)	(152,186)
Inventory, net	$3,873,586	$4,203,163

Inventory includes raw materials, work in progress and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

During the six months ended December 31, 2020, the Company disposed approximately $0.7 million obsolete and damaged inventory. For the six months ended December 31, 2021, the Company had no inventory markdown.